Taxation - Summary of Reconciliation of Effective Tax Rate (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018 [2]	Dec. 31, 2017 [2]
Schedule of Reconciliation of Effective Tax Rate [Line Items]
Computed rate of tax	[1]	24.00%	25.00%	26.00%
Incentive tax credits		(2.00%)	(3.00%)	(4.00%)
Withholding tax on dividends		3.00%	2.00%	2.00%
Expenses not deductible for tax purposes		1.00%	1.00%	1.00%
Irrecoverable withholding tax		1.00%	1.00%	1.00%
Income tax reserve adjustments - current and prior year			1.00%
Transfer to/(from) unrecognised deferred tax assets		(2.00%)		1.00%
Others		1.00%	(1.00%)	(1.00%)
Underlying effective tax rate		26.00%	26.00%	26.00%
Non-underlying items within operating profit	[3]		(1.00%)	1.00%
Premium paid on Buyback of preference shares	[3]			1.00%
Impact of US tax reform	[3]			(7.00%)
Impact of Spreads disposal	[3]		(4.00%)
Taxes related to the reorganisation of our European business	[3]	2.00%
Effective tax rate		28.00%	21.00%	21.00%

[1]	The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
[2]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[3]	See note 3 for explanation of non-underlying items.